Share-Based Compensation - Schedule of Plan’s RSUs Vesting (Details)	12 Months Ended
Dec. 31, 2023
December 1, 2024 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	15.00%
December 1, 2025 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	17.50%
December 1, 2026 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	20.00%
December 1, 2027 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	22.50%
December 1, 2028 [Member]
Schedule of Plan’s RSUs Vesting [Line Items]
Total of RSU Vested	25.00%